Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price U.S. Equity Research Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2020
T. Rowe Price U.S. Equity Research Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE U.S. Equity Research Fund Investor Class I Class Advisor Class R Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth by investing primarily in U.S. common stocks.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.30%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The strategy attempts to create a portfolio with similar characteristics to the Standard& Poor’s 500 Stock Index® (S&P 500 Index) with the potential to provide excess returns relative to the Index. The fund uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the S&P 500 Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the S&P 500 Index. The fund, which may be considered an “enhanced index” fund, attempts to outperform the S&P 500 Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively. The fund may also purchase stocks that are not in the S&P 500 Index, but at least 80% of the fund’s total assets will normally be invested in stocks that are in the S&P 500 Index at the time of purchase.

A portfolio oversight team is responsible for the overall structure of the fund and for developing rules for portfolio construction. The portfolio oversight team seeks to take advantage of T. Rowe Price’s fundamental research by assigning equity analysts to select stocks for the fund within industries where they have focused expertise. The equity analysts are directly responsible for selecting stocks and determining the stocks’ weights within their industry-specific portfolios. The analysts actively select stocks from the industries they cover based on fundamental research, which considers various factors such as the quality of a company’s management team and its business franchise, earnings growth potential of a company and its market sector, and valuation. The fund’s portfolio oversight team maintains responsibility for evaluating the performance of the overall portfolio and the analysts’ stock selections, tracking and aligning the fund’s risk characteristics with those of the S&P 500 Index, monitoring the portfolio’s exposures to industries and sectors, managing cash flows into and out of the fund, and ensuring overall compliance by the analysts with the fund’s portfolio construction principles. The portfolio oversight team is responsible for selecting stocks that meet the fund’s investment criteria, but have not yet been assigned to an analyst.

Because the fund is designed to have similar characteristics to the S&P 500 Index, there is expected to be a relatively close correlation between the fund’s performance and the performance of the Index in both rising and falling markets. However, when compared to a fund that follows a strict indexing strategy, there is a much greater chance that the fund’s performance will deviate from the Index (referred to as “tracking error”) and the potential for higher portfolio turnover, which increases the possibility of taxable distributions to shareholders and results in higher transaction costs to the fund.

The fund will generally remain fully invested (less than 5% in cash reserves) and seeks to be sector neutral when compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization and foreign stocks may also be purchased in keeping with fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

		In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Investments in the technology sector are susceptible to intense competition, government regulation, changing consumer preferences, and dependency on patent protection.

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

		Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. EQUITY RESEARCH FUND Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/19	14.46%	Worst Quarter	9/30/11	-14.05%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price U.S. Equity Research Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.33%	[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.50%	[2]
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	$ 628
2010	rr_AnnualReturn2010	13.30%
2011	rr_AnnualReturn2011	1.29%
2012	rr_AnnualReturn2012	15.99%
2013	rr_AnnualReturn2013	32.73%
2014	rr_AnnualReturn2014	12.21%
2015	rr_AnnualReturn2015	2.90%
2016	rr_AnnualReturn2016	10.23%
2017	rr_AnnualReturn2017	23.72%
2018	rr_AnnualReturn2018	(4.63%)
2019	rr_AnnualReturn2019	32.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.05%)
1 Year	rr_AverageAnnualReturnYear01	32.46%
5 Years	rr_AverageAnnualReturnYear05	12.13%
10 Years	rr_AverageAnnualReturnYear10	13.39%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 1994
T. Rowe Price U.S. Equity Research Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.33%	[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.05%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.38%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.37%	[2],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2022
1 year	rr_ExpenseExampleYear01	$ 38
3 years	rr_ExpenseExampleYear03	120
5 years	rr_ExpenseExampleYear05	211
10 years	rr_ExpenseExampleYear10	$ 478
1 Year	rr_AverageAnnualReturnYear01	32.55%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	16.14%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
T. Rowe Price U.S. Equity Research Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.33%	[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.80%	[2]
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	32.04%
5 Years	rr_AverageAnnualReturnYear05	11.80%
10 Years	rr_AverageAnnualReturnYear10	13.06%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2004
T. Rowe Price U.S. Equity Research Fund | R Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.33%	[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.13%	[2]
1 year	rr_ExpenseExampleYear01	$ 115
3 years	rr_ExpenseExampleYear03	359
5 years	rr_ExpenseExampleYear05	622
10 years	rr_ExpenseExampleYear10	$ 1,375
1 Year	rr_AverageAnnualReturnYear01	31.73%
5 Years	rr_AverageAnnualReturnYear05	11.48%
10 Years	rr_AverageAnnualReturnYear10	12.73%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2004
T. Rowe Price U.S. Equity Research Fund | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.15%
5 Years	rr_AverageAnnualReturnYear05	10.66%
10 Years	rr_AverageAnnualReturnYear10	12.42%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 1994
T. Rowe Price U.S. Equity Research Fund | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10	11.00%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 1994
T. Rowe Price U.S. Equity Research Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
Since inception	rr_AverageAnnualReturnSinceInception	15.45%	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
T. Rowe Price U.S. Equity Research Fund | Lipper Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.00%
5 Years	rr_AverageAnnualReturnYear05	10.54%
10 Years	rr_AverageAnnualReturnYear10	12.17%
Since inception	rr_AverageAnnualReturnSinceInception	14.16%	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Restated to reflect current fees.
[3]	T. Rowe Price Associates, Inc., has contractually agreed to permanently waive any portion of the management fee in order to limit the fund’s management fee rate to 0.33% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund.
[4]	T. Rowe Price Associates, Inc., has contractually agreed (through April 30, 2022) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.04% of the class’ average daily net assets. The agreement may only be terminated at any time after April 30, 2022, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.04%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[5]	Return since 11/29/16.